Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and cash equivalents	$ 113.0	$ 125.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	67.6	141.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$ 185.6	$ 271.9	$ 318.4	$ 185.8